FINANCING RECEIVABLES, NET - Financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCING RECEIVABLES, NET
Due in 0-12 months	¥ 5,464,966	¥ 10,170,673
Due in 13-24 months	1,149,155	1,425,851
Due in 25-36 months	193,556	406,671
Due thereafter	29	9,255
Total financing receivables	¥ 6,807,706	¥ 12,012,450